Convertible Notes Payable (Details)	12 Months Ended
Dec. 31, 2019
Convertible Notes Payable (Details) - Schedule of fair value of the warrants was estimated using the Binomial valuation model [Line Items]
Dividend rate
Term (in years)	5 years
Volatility	158.60%
Minimum [Member]
Convertible Notes Payable (Details) - Schedule of fair value of the warrants was estimated using the Binomial valuation model [Line Items]
Risk—free interest rate	1.48%
Maximum [Member]
Convertible Notes Payable (Details) - Schedule of fair value of the warrants was estimated using the Binomial valuation model [Line Items]
Risk—free interest rate	1.66%